UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2012

Check here if Amendment   [        ]  ;   Amendment Number ______

This Amendment  (Check only one) :

[        ] is a restatement
[        ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:
Pacific Life Fund Advisors LLC

Address:
700 Newport Center Drive
Newport Beach, California 92660

Form 13F File Number:  28- 14003

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Laurene E. MacElwee
Title:  Vice President, Fund Advisor Compliance
Phone:  949-219-3233
Signature, Place, and Date of Signing:

/s/ Laurene E. MacElwee         Newport Beach, California        04/12/2012

Report Type (Check one only) :

[     ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number; Name

28-0377;  Batterymarch Financial Management, Inc.
28-10210;  BlackRock Capital Management, Inc.
28-12016;  BlackRock Investment Management, LLC
28-00157;  Capital Research and Management Company
28-11611;  ClearBridge Advisors, LLC
28-10477;  Columbia Management Investment Advisers, LLC
28-1186;  Dimensional Fund Advisors LP
28-04139;  Eaton Vance Management
28-5930;  Franklin Advisory Services, LLC
28-00869;  Fred Alger Management, Inc.
28-00255;  Invesco Advisers, Inc.
28-694;  J.P. Morgan Investment Management Inc.
28-1343;  Janus Capital Management LLC
28-74;  Jennison Associates LLC
28-10469;  Lazard Asset Management LLC
28-13177;  MFS Investment Management K.K.
28-11866;  Morgan Stanley Asset Management Inc.
28-10770;  NFJ Investment Group LLC
28-203;  OppenheimerFunds, Inc.
28-10952;  Pacific Investment Management Company LLC
28-11338;  SSGA Funds Management, Inc.
28-115;  T. Rowe Price Associates, Inc.
28-2682;  UBS Global Asset Management (Americas) Inc.
28-10245;  Western Asset Management Company